Consolidated Statements of Financial Position - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	¥ 300,171,142	¥ 285,622,907
Right-of-use assets	18,292,074	17,168,072
Investments in associates and joint ventures	22,375,377	20,783,259
Investment properties	647,471	671,710
Other equity instrument investments	664,946	779,218
Power generation licenses	3,954,983	4,149,468
Mining rights	1,611,486	1,577,505
Deferred income tax assets	2,699,395	2,160,187
Derivative financial assets	74,554	16,376
Goodwill	14,738,016	15,934,955
Other non-current assets	18,537,583	18,605,005
Total non-current assets	383,767,027	367,468,662
Current assets
Inventories	6,602,459	8,883,183
Other receivables and assets	7,308,077	6,217,763
Accounts and notes receivable	38,215,715	32,268,939
Contract assets	29,678	30,466
Derivative financial assets	110,179	74,911
Bank balances and cash	13,871,523	13,306,139
Total current assets	66,137,631	60,781,401
Total assets	449,904,658	428,250,063
Capital and reserves attributable to equity holders of the Company
Share capital	15,698,093	15,698,093
Other equity instruments	48,419,779	25,127,821
Capital surplus	26,162,550	26,215,137
Surplus reserves	8,140,030	8,140,030
Currency translation differences	(738,927)	(54,812)
Retained earnings	32,164,398	33,677,466
Capital and reserves attributable to equity holders of the Company	129,845,923	108,803,735
Non-controlling interests	21,770,275	21,575,311
Total equity	151,616,198	130,379,046
Non-current liabilities
Long-term loans	112,077,395	115,364,598
Long-term bonds	20,382,405	28,487,115
Lease liabilities	3,805,635	4,279,925
Deferred income tax liabilities	3,002,527	3,137,791
Derivative financial liabilities	188,139	200,408
Other non-current liabilities	4,784,268	4,780,770
Total non-current liabilities	144,240,369	156,250,607
Current liabilities
Accounts payable and other liabilities	42,755,361	37,270,081
Contract liabilities	2,903,296	2,706,529
Taxes payable	2,044,869	2,101,617
Dividends payable	694,854	1,191,036
Derivative financial liabilities	106,862	250,300
Short-term bonds	5,002,877	9,025,535
Short-term loans	66,311,160	67,119,368
Current portion of long-term loans	19,808,313	18,658,114
Current portion of long-term bonds	12,678,511	2,799,808
Current portion of lease liabilities	1,676,711	432,745
Current portion of other non-current liabilities	65,277	65,277
Total current liabilities	154,048,091	141,620,410
Total liabilities	298,288,460	297,871,017
Total equity and liabilities	¥ 449,904,658	¥ 428,250,063